UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06698

Deutsche DWS Equity 500 Index Portfolio

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2026

Item 1.	Reports to Stockholders.

(a) Not applicable

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2026
Semiannual Financial Statements and Other Information
DWS Equity 500 Index Fund

Contents
DWS Equity 500 Index Fund
3	Statement of Assets and Liabilities
4	Statement of Operations
5	Statements of Changes in Net Assets
6	Financial Highlights
9	Notes to Financial Statements
Deutsche DWS Equity 500 Index Portfolio
16	Investment Portfolio
35	Statement of Assets and Liabilities
36	Statement of Operations
37	Statements of Changes in Net Assets
38	Financial Highlights
39	Notes to Financial Statements
47	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Equity 500 Index Fund

Statement of Assets and Liabilities
as of June 30, 2026 (Unaudited)

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$427,080,296
Cash	1,140
Receivable for Fund shares sold	155,229
Other assets	33,030
Total assets	427,269,695
Liabilities
Payable for Fund shares redeemed	145,455
Accrued Trustees' fees	1,556
Other accrued expenses and payables	125,186
Total liabilities	272,197
Net assets, at value	$426,997,498
Net Assets Consist of
Distributable earnings (loss)	367,607,657
Paid-in capital	59,389,841
Net assets, at value	$426,997,498
Net Asset Value
Class R6
Net Asset Value, offering and redemption price per share ($21,638,612 ÷ 124,776 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$173.42
Class S
Net Asset Value, offering and redemption price per share ($295,453,409 ÷ 1,789,178 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$165.13
Institutional Class
Net Asset Value, offering and redemption price per share ($109,905,477 ÷ 633,404 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$173.52
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	3

Statement of Operations
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:
Dividends (net of foreign taxes withheld of $14,232)	$2,519,230
Interest	2,049
Income distributions — DWS Central Cash Management Government Fund	21,771
Affiliated securities lending income, net	195
Expenses	(199,598)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	2,343,647
Expenses:
Administration fee	204,104
Services to shareholders	160,946
Professional fees	27,637
Reports to shareholders	12,559
Registration fees	25,798
Trustees' fees and expenses	2,656
Other	3,945
Total expenses before expense reductions	437,645
Expense reductions	(143,453)
Total expenses after expense reductions	294,192
Net investment income	2,049,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	17,777,498
Futures contracts	250,944
18,028,442
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	20,742,170
Futures contracts	14,140
20,756,310
Net gain (loss)	38,784,752
Net increase (decrease) in net assets resulting from operations	$40,834,207
The accompanying notes are an integral part of the financial statements.

4	|	DWS Equity 500 Index Fund

Statements of Changes in Net Assets
	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$2,049,455	$4,220,941
Net realized gain (loss)	18,028,442	25,903,256
Change in net unrealized appreciation (depreciation)	20,756,310	37,218,449
Net increase (decrease) in net assets resulting from operations	40,834,207	67,342,646
Distributions to shareholders:
Class R6	(828,879)	(2,246,438)
Class S	(12,380,583)	(35,720,949)
Institutional Class	(4,217,386)	(14,212,772)
Total distributions	(17,426,848)	(52,180,159)
Fund share transactions:
Proceeds from shares sold	23,375,852	70,459,174
Reinvestment of distributions	16,295,214	48,406,556
Payments for shares redeemed	(61,856,569)	(87,097,163)
Net increase (decrease) in net assets from Fund share transactions	(22,185,503)	31,768,567
Increase (decrease) in net assets	1,221,856	46,931,054
Net assets at beginning of period	425,775,642	378,844,588
Net assets at end of period	$426,997,498	$425,775,642

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	5

Financial Highlights
DWS Equity 500 Index Fund — Class R6
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$163.92	$158.00	$151.58	$152.81	$213.73	$192.26
Income (loss) from investment operations:
Net investment income[a]	.84	1.81	2.04	2.50	2.62	2.61
Net realized and unrealized gain (loss)	15.55	25.73	36.03	36.54	(41.39)	51.07
Total from investment operations	16.39	27.54	38.07	39.04	(38.77)	53.68
Less distributions from:
Net investment income	(.66 )	(2.06)	(2.14)	(2.53)	(2.49)	(2.90)
Net realized gains	(6.23)	(19.56)	(29.51)	(37.74)	(19.66)	(29.31)
Total distributions	(6.89)	(21.62)	(31.65)	(40.27)	(22.15)	(32.21)
Net asset value, end of period	$173.42	$163.92	$158.00	$151.58	$152.81	$213.73
Total Return (%)[b]	10.10 *	17.58	24.75	26.04	(18.27)	28.44
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	19	14	10	9	8
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.23 **	.23	.24	.24	.23	.22
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.20 **	.20	.20	.20	.20	.20
Ratio of net investment income (%)	1.01 **	1.09	1.20	1.49	1.45	1.21
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	2	2

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

6	|	DWS Equity 500 Index Fund

DWS Equity 500 Index Fund — Class S
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$156.39	$151.60	$146.39	$148.63	$208.54	$188.17
Income (loss) from investment operations:
Net investment income[a]	.76	1.65	1.89	2.35	2.46	2.44
Net realized and unrealized gain (loss)	14.83	24.68	34.81	35.53	(40.36)	49.97
Total from investment operations	15.59	26.33	36.70	37.88	(37.90)	52.41
Less distributions from:
Net investment income	(.62 )	(1.98)	(1.98)	(2.38)	(2.35)	(2.73)
Net realized gains	(6.23)	(19.56)	(29.51)	(37.74)	(19.66)	(29.31)
Total distributions	(6.85)	(21.54)	(31.49)	(40.12)	(22.01)	(32.04)
Net asset value, end of period	$165.13	$156.39	$151.60	$146.39	$148.63	$208.54
Total Return (%)[b]	10.07 *	17.52	24.68	25.98	(18.31)	28.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	295	287	267	255	230	337
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.32 **	.32	.33	.36	.34	.35
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.25 **	.25	.25	.25	.25	.25
Ratio of net investment income (%)	.96 **	1.04	1.15	1.43	1.38	1.16
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	2	2

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	7

DWS Equity 500 Index Fund — Institutional Class
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$163.99	$158.05	$151.62	$152.84	$213.77	$192.30
Income (loss) from investment operations:
Net investment income[a]	.84	1.81	2.03	2.44	2.61	2.60
Net realized and unrealized gain (loss)	15.57	25.74	36.05	36.61	(41.38)	51.08
Total from investment operations	16.41	27.55	38.08	39.05	(38.77)	53.68
Less distributions from:
Net investment income	(.65 )	(2.05)	(2.14)	(2.53)	(2.50)	(2.90)
Net realized gains	(6.23)	(19.56)	(29.51)	(37.74)	(19.66)	(29.31)
Total distributions	(6.88)	(21.61)	(31.65)	(40.27)	(22.16)	(32.21)
Net asset value, end of period	$173.52	$163.99	$158.05	$151.62	$152.84	$213.77
Total Return (%)[b]	10.11 *	17.58	24.75	26.05	(18.27)	28.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	110	120	97	111	218	318
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.28 **	.29	.30	.30	.30	.28
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.20 **	.20	.20	.20	.20	.20
Ratio of net investment income (%)	1.01 **	1.09	1.20	1.47	1.42	1.21
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	2	2

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity 500 Index Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Equity 500 Index Fund (the “Fund” ) is a diversified series of Deutsche DWS Institutional Funds (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2026, the Fund owned approximately 21% of the Portfolio.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual

DWS Equity 500 Index Fund	|	9

results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

10	|	DWS Equity 500 Index Fund

Tax Information. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in derivatives and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

DWS Equity 500 Index Fund	|	11

B.
Related Parties
Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.05% of the Fund’s average daily net assets, accrued daily and payable monthly.
For the period from January 1, 2026 through April 30, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class R6	.20%
Class S	.25%
Institutional Class	.20%
For the six months ended June 30, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class R6	$3,039
Class S	94,660
Institutional Class	45,754
$143,453
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $204,104, of which $34,849 is unpaid.

12	|	DWS Equity 500 Index Fund

Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2026
Class R6	$128	$41
Class S	13,274	4,387
Institutional Class	706	223
	$14,108	$4,651
In addition, for the six months ended June 30, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:

Sub-Recordkeeping	Total Aggregated
Class S	$112,157
Institutional Class	29,131
$141,288
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $506, of which $358 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS Equity 500 Index Fund	|	13

C.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class R6	10,810	$1,811,012	24,469	$3,959,971
Class S	65,787	10,451,216	113,248	17,750,388
Institutional Class	65,311	11,113,624	308,958	48,748,815
		$23,375,852		$70,459,174
Shares issued to shareholders in reinvestment of distributions
Class R6	4,580	$776,781	13,083	$2,136,371
Class S	74,392	12,018,537	220,136	34,305,402
Institutional Class	20,627	3,499,896	73,245	11,964,783
		$16,295,214		$48,406,556
Shares redeemed
Class R6	(8,021)	$(1,389,312)	(11,807)	$(1,997,284)
Class S	(185,799)	(29,770,674)	(261,718)	(41,172,590)
Institutional Class	(181,731)	(30,696,583)	(267,241)	(43,927,289)
		$(61,856,569)		$(87,097,163)
Net increase (decrease)
Class R6	7,369	$1,198,481	25,745	$4,099,058
Class S	(45,620)	(7,300,921)	71,666	10,883,200
Institutional Class	(95,793)	(16,083,063)	114,962	16,786,309
		$(22,185,503)		$31,768,567

14	|	DWS Equity 500 Index Fund

(The following financial statements of the Deutsche DWS Equity 500 Index Portfolio should be read in conjunction with the Fund’s financial statements.)

Deutsche DWS Equity 500 Index Portfolio	|	15

Investment Portfolioas of June 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 99.1%
Communication Services 9.6%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	215,569	4,462,278
Comcast Corp. “A”	110,292	2,707,669
Verizon Communications, Inc.	129,614	5,487,857
		12,657,804
Entertainment 1.0%
Electronic Arts, Inc.	7,060	1,447,582
Live Nation Entertainment, Inc.*	4,877	893,027
Netflix, Inc.*	130,701	9,332,051
Take-Two Interactive Software, Inc.*	5,359	1,339,643
TKO Group Holdings, Inc.	1,948	392,152
Walt Disney Co.	53,838	5,181,908
Warner Bros Discovery, Inc.*	76,816	2,047,915
		20,634,278
Interactive Media & Services 7.7%
Alphabet, Inc. “A”	182,027	65,050,989
Alphabet, Inc. “C”	146,799	51,868,491
Meta Platforms, Inc. “A”	68,186	38,408,492
		155,327,972
Media 0.2%
Charter Communications, Inc. “A” * (a)	2,587	367,897
EchoStar Corp. “A” *	4,293	435,740
Fox Corp. “A”	6,003	313,116
Fox Corp. “B”	4,450	208,438
News Corp. “A”	11,786	292,646
News Corp. “B”	3,811	106,937
Omnicom Group, Inc.	8,856	644,982
Paramount Skydance Corp. “B” (a)	9,977	98,373
Trade Desk, Inc. “A” *	14,044	253,916
		2,722,045
Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc.	14,442	2,422,357
Consumer Discretionary 9.2%
Automobile Components 0.0%
Aptiv PLC*	6,767	415,359
The accompanying notes are an integral part of the financial statements.

16	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Automobiles 2.0%
Ford Motor Co.	121,139	1,683,832
General Motors Co.	27,916	2,151,765
Tesla, Inc.*	87,395	36,758,337
		40,593,934
Broadline Retail 3.7%
Amazon.com, Inc.*	303,932	72,439,153
eBay, Inc.	13,748	1,536,339
		73,975,492
Distributors 0.0%
Genuine Parts Co.	4,195	494,926
Hotels, Restaurants & Leisure 1.6%
Airbnb, Inc. “A” *	12,938	1,851,428
Booking Holdings, Inc.	24,015	4,280,433
Carnival Corp. Ltd.	40,025	1,143,514
Chipotle Mexican Grill, Inc.*	40,019	1,360,646
Darden Restaurants, Inc.	3,495	720,005
Domino’s Pizza, Inc.	992	293,672
DoorDash, Inc. “A” *	11,723	2,163,245
Expedia Group, Inc.	3,575	914,771
Hilton Worldwide Holdings, Inc.	7,049	2,329,412
Las Vegas Sands Corp.	8,998	415,618
Marriott International, Inc. “A”	6,785	2,514,453
McDonald’s Corp.	22,051	5,960,606
MGM Resorts International*	6,167	294,844
Norwegian Cruise Line Holdings Ltd.*	14,652	309,304
Royal Caribbean Cruises Ltd.	7,734	2,455,777
Starbucks Corp.	35,319	3,609,249
Wynn Resorts Ltd.	2,686	260,784
Yum! Brands, Inc.	8,618	1,377,673
		32,255,434
Household Durables 0.2%
D.R. Horton, Inc.	8,211	1,337,408
Garmin Ltd.	5,109	1,213,592
Lennar Corp. “A”	6,595	596,781
NVR, Inc.*	83	565,512
PulteGroup, Inc.	6,000	823,260
		4,536,553
Leisure Products 0.0%
Hasbro, Inc.	4,240	350,182
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	17

	Shares	Value ($)
Specialty Retail 1.5%
AutoZone, Inc.*	510	1,629,929
Best Buy Co., Inc.	6,221	472,050
Carvana Co.*	22,462	1,478,449
Home Depot, Inc.	30,906	10,899,928
Lowe’s Companies, Inc.	17,355	3,826,604
O’Reilly Automotive, Inc.*	25,692	2,365,976
Ross Stores, Inc.	9,974	2,122,966
TJX Companies, Inc.	34,336	5,201,904
Tractor Supply Co.	15,981	505,160
Ulta Beauty, Inc.*	1,351	609,274
Williams-Sonoma, Inc.	3,664	854,078
		29,966,318
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.*	4,521	448,890
Lululemon Athletica, Inc.*	3,174	362,407
NIKE, Inc. “B”	37,427	1,536,378
Ralph Lauren Corp.	1,228	492,932
Tapestry, Inc.	6,311	923,804
		3,764,411
Consumer Staples 4.5%
Beverages 1.0%
Brown-Forman Corp. “B”	5,388	143,590
Coca-Cola Co.	120,319	9,778,325
Constellation Brands, Inc. “A”	4,272	594,193
Keurig Dr Pepper, Inc.	42,247	1,382,744
Molson Coors Beverage Co. “B”	5,347	208,319
Monster Beverage Corp.*	22,126	2,126,751
PepsiCo, Inc.	42,397	5,740,554
		19,974,476
Consumer Staples Distribution & Retail 1.7%
Casey’s General Stores, Inc.	1,155	917,982
Costco Wholesale Corp.	13,770	12,881,422
Dollar General Corp.	6,800	782,748
Dollar Tree, Inc.*	5,602	677,562
Kroger Co.	17,652	980,216
Sysco Corp.	14,900	1,245,342
Target Corp.	14,026	1,831,936
Walmart, Inc.	136,171	15,422,727
		34,739,935
The accompanying notes are an integral part of the financial statements.

18	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Food Products 0.4%
Archer-Daniels-Midland Co.	14,959	1,142,868
Bunge Global SA	4,135	441,328
General Mills, Inc.	16,141	561,707
Hormel Foods Corp.	9,374	232,663
Kraft Heinz Co.	26,188	618,561
McCormick & Co., Inc.	8,069	406,839
Mondelez International, Inc. “A”	39,758	2,299,603
The Hershey Co.	4,579	803,385
The J.M. Smucker Co.	3,407	383,287
Tyson Foods, Inc. “A”	9,003	515,422
		7,405,663
Household Products 0.7%
Church & Dwight Co., Inc.	7,265	703,833
Clorox Co.	3,845	366,967
Colgate-Palmolive Co.	24,953	2,287,691
Kimberly-Clark Corp.	10,279	1,128,326
Procter & Gamble Co.	72,372	10,612,630
		15,099,447
Personal Care Products 0.1%
Estee Lauder Companies, Inc. “A”	7,601	600,099
Kenvue, Inc.	59,321	1,133,624
		1,733,723
Tobacco 0.6%
Altria Group, Inc.	51,753	3,723,628
Philip Morris International, Inc.	48,380	8,752,426
		12,476,054
Energy 2.9%
Energy Equipment & Services 0.2%
Baker Hughes Co.	31,014	1,721,277
Halliburton Co.	25,855	877,777
SLB Ltd.	46,255	2,150,395
		4,749,449
Oil, Gas & Consumable Fuels 2.7%
APA Corp.	11,314	368,497
Chevron Corp.	58,175	9,643,088
ConocoPhillips	37,825	3,932,287
Devon Energy Corp.	35,521	1,467,728
Diamondback Energy, Inc.	5,952	1,046,243
EOG Resources, Inc.	16,606	2,154,296
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	19

	Shares	Value ($)
EQT Corp.	19,267	1,024,426
Expand Energy Corp.	7,597	692,770
Exxon Mobil Corp.	128,798	17,609,263
Kinder Morgan, Inc.	60,801	1,943,808
Marathon Petroleum Corp.	9,057	2,315,603
Occidental Petroleum Corp.	22,522	1,093,894
ONEOK, Inc.	19,493	1,694,721
Phillips 66	12,416	2,098,925
Targa Resources Corp.	6,648	1,782,595
Texas Pacific Land Corp.	1,793	784,689
Valero Energy Corp.	9,201	2,396,308
Williams Companies, Inc.	37,998	2,824,771
		54,873,912
Financials 11.7%
Banks 3.4%
Bank of America Corp.	202,678	11,548,592
Citigroup, Inc.	52,886	7,401,925
Citizens Financial Group, Inc.	13,318	933,192
Fifth Third Bancorp.	28,410	1,601,472
Huntington Bancshares, Inc.	62,777	1,113,036
JPMorgan Chase & Co.	83,225	27,242,039
KeyCorp.	28,289	652,062
M&T Bank Corp.	4,533	1,078,899
PNC Financial Services Group, Inc.	12,404	3,054,113
Regions Financial Corp.	26,285	793,807
Truist Financial Corp.	38,805	1,933,265
U.S. Bancorp.	47,940	2,895,576
Wells Fargo & Co.	94,922	7,844,354
		68,092,332
Capital Markets 2.9%
Ameriprise Financial, Inc.	2,784	1,277,188
Ares Management Corp. “A” (a)	6,571	731,418
Bank of New York Mellon Corp.	21,294	3,079,325
Blackrock, Inc.	4,478	4,305,866
Blackstone, Inc.	22,975	2,703,468
Cboe Global Markets, Inc.	3,243	786,979
Charles Schwab Corp.	50,727	4,680,580
CME Group, Inc.	11,247	2,483,675
Coinbase Global, Inc. “A” *	6,957	1,017,044
FactSet Research Systems, Inc.	1,183	272,185
Franklin Resources, Inc.	9,869	328,342
Interactive Brokers Group, Inc. “A”	13,968	1,215,775
The accompanying notes are an integral part of the financial statements.

20	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Intercontinental Exchange, Inc.	17,522	2,157,133
Invesco Ltd.	14,070	371,307
KKR & Co., Inc.	21,632	1,985,385
Moody’s Corp.	4,649	2,105,625
Morgan Stanley	37,185	7,773,152
MSCI, Inc.	2,279	1,276,331
Nasdaq, Inc.	13,990	1,102,692
Northern Trust Corp.	5,617	976,459
Raymond James Financial, Inc.	5,387	818,986
Robinhood Markets, Inc. “A” *	24,518	2,458,665
S&P Global, Inc.	9,404	3,829,873
State Street Corp.	8,653	1,467,549
T. Rowe Price Group, Inc. (a)	6,668	758,085
The Goldman Sachs Group, Inc.	9,155	9,259,092
		59,222,179
Consumer Finance 0.5%
American Express Co.	16,519	5,587,552
Capital One Financial Corp.	19,272	3,866,349
Synchrony Financial	10,365	788,258
		10,242,159
Financial Services 3.3%
Apollo Global Management, Inc.	14,295	1,691,241
Berkshire Hathaway, Inc. “B” *	56,953	28,498,712
Block, Inc.*	16,718	1,270,568
Corpay, Inc.*	2,042	680,537
Fidelity National Information Services, Inc.	15,642	608,161
Fiserv, Inc.*	16,629	815,652
Global Payments, Inc.	7,221	523,956
Jack Henry & Associates, Inc.	2,301	316,940
Mastercard, Inc. “A”	25,033	12,856,949
PayPal Holdings, Inc.	27,509	1,187,839
Visa, Inc. “A”	51,518	17,675,311
		66,125,866
Insurance 1.6%
Aflac, Inc.	14,186	1,663,308
Allstate Corp.	7,984	1,899,713
American International Group, Inc.	16,600	1,237,198
Aon PLC “A”	6,645	2,204,080
Arch Capital Group Ltd.*	10,786	1,046,889
Arthur J. Gallagher & Co.	7,955	1,826,229
Assurant, Inc.	1,546	415,147
Brown & Brown, Inc.	8,873	569,203
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	21

	Shares	Value ($)
Chubb Ltd.	11,235	3,828,214
Cincinnati Financial Corp.	4,797	888,117
Erie Indemnity Co. “A” (a)	810	194,198
Everest Group Ltd.	1,211	432,606
Globe Life, Inc.	2,401	429,011
Hartford Insurance Group, Inc.	8,583	1,137,419
Loews Corp.	5,358	606,579
Marsh & McLennan Companies, Inc.	14,919	2,486,550
MetLife, Inc.	16,848	1,425,509
Principal Financial Group, Inc.	5,958	642,153
Progressive Corp.	18,132	3,960,935
Prudential Financial, Inc.	10,821	1,167,911
Travelers Companies, Inc.	6,598	2,178,132
W.R. Berkley Corp.	9,159	645,984
Willis Towers Watson PLC	2,949	770,780
		31,655,865
Health Care 8.8%
Biotechnology 1.6%
AbbVie, Inc.	54,834	13,798,428
Amgen, Inc.	16,745	6,063,699
Biogen, Inc.*	4,549	982,857
Gilead Sciences, Inc.	38,507	4,864,974
Incyte Corp.*	5,332	604,435
Moderna, Inc.*	11,091	776,703
Regeneron Pharmaceuticals, Inc.	3,118	1,944,198
Vertex Pharmaceuticals, Inc.*	7,870	3,909,265
		32,944,559
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	54,036	4,903,227
Align Technology, Inc.*	2,008	338,669
Baxter International, Inc.	16,411	349,883
Becton Dickinson & Co.	8,558	1,295,082
Boston Scientific Corp.*	45,995	1,963,067
Dexcom, Inc.*	11,915	802,475
Edwards Lifesciences Corp.*	17,841	1,613,897
GE HealthCare Technologies, Inc.	14,054	899,597
IDEXX Laboratories, Inc.*	2,435	1,281,881
Insulet Corp.*	2,238	340,735
Intuitive Surgical, Inc.*	10,981	4,366,924
Medtronic PLC	39,782	3,112,146
ResMed, Inc.	4,478	872,673
Solventum Corp.*	4,721	364,225
The accompanying notes are an integral part of the financial statements.

22	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
STERIS PLC	2,986	628,762
Stryker Corp.	10,703	3,369,732
The Cooper Companies, Inc.*	6,267	449,407
Zimmer Biomet Holdings, Inc.	5,948	512,063
		27,464,445
Health Care Providers & Services 1.7%
Cardinal Health, Inc.	7,337	1,742,978
Cencora, Inc.	6,034	1,707,501
Centene Corp.*	14,498	930,627
Cigna Group	8,183	2,255,889
CVS Health Corp.	39,570	4,093,516
DaVita, Inc.*	1,058	235,384
Elevance Health, Inc.	6,716	2,597,279
HCA Healthcare, Inc.	4,849	1,890,577
Henry Schein, Inc.*	3,145	262,670
Humana, Inc.	3,762	1,494,342
Labcorp Holdings, Inc.	2,531	708,680
McKesson Corp.	3,728	2,816,877
Quest Diagnostics, Inc.	3,510	743,944
UnitedHealth Group, Inc.	28,187	11,715,363
Universal Health Services, Inc. “B”	1,587	235,971
		33,431,598
Health Care Technology 0.0%
Veeva Systems, Inc. “A” *	4,668	828,430
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	8,657	1,149,909
Bio-Techne Corp.	4,989	352,473
Charles River Laboratories International, Inc.*	1,474	334,289
Danaher Corp.	19,527	3,719,503
IQVIA Holdings, Inc.*	5,213	1,007,256
Mettler-Toledo International, Inc.*	626	799,721
Revvity, Inc. (a)	3,586	398,978
Thermo Fisher Scientific, Inc.	11,531	5,781,182
Waters Corp.*	3,064	1,149,123
West Pharmaceutical Services, Inc.	2,204	791,236
		15,483,670
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	63,252	3,644,580
Eli Lilly & Co.	24,561	29,459,200
Johnson & Johnson	74,761	18,987,051
Merck & Co., Inc.	76,665	9,851,453
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	23

	Shares	Value ($)
Pfizer, Inc.	176,466	4,249,301
Viatris, Inc.	36,706	582,891
Zoetis, Inc.	13,110	942,085
		67,716,561
Industrials 8.9%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.*	2,517	1,411,055
Boeing Co.*	24,461	5,295,073
GE Aerospace	32,395	12,106,983
General Dynamics Corp.	7,880	2,791,411
Honeywell Aerospace, Inc.*	9,937	2,196,872
Howmet Aerospace, Inc.	12,409	3,336,284
Huntington Ingalls Industries, Inc.	1,252	350,422
L3Harris Technologies, Inc.	5,760	1,673,799
Lockheed Martin Corp.	6,293	3,206,032
Northrop Grumman Corp.	4,145	2,111,090
RTX Corp.	41,823	7,935,078
Textron, Inc.	5,280	484,334
TransDigm Group, Inc.	1,733	2,308,425
		45,206,858
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	3,638	685,181
Expeditors International of Washington, Inc.	4,083	665,447
FedEx Corp.	6,776	2,121,769
United Parcel Service, Inc. “B”	23,310	2,505,825
		5,978,222
Building Products 0.5%
A.O. Smith Corp.	3,561	223,346
Allegion PLC	2,758	387,471
Builders FirstSource, Inc.*	3,499	313,091
Carrier Global Corp.	24,191	1,774,410
Johnson Controls International PLC	18,935	2,766,593
Lennox International, Inc. (a)	971	556,334
Masco Corp.	5,957	484,721
Trane Technologies PLC	6,864	3,371,322
		9,877,288
Commercial Services & Supplies 0.4%
Cintas Corp.	10,533	1,791,453
Copart, Inc.*	27,708	781,089
Republic Services, Inc.	6,228	1,327,062
Rollins, Inc.	9,351	390,311
The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Veralto Corp.	7,558	670,243
Waste Management, Inc.	11,506	2,564,457
		7,524,615
Construction & Engineering 0.3%
Comfort Systems USA, Inc.	1,087	2,154,380
EMCOR Group, Inc.	1,383	1,147,724
Quanta Services, Inc.	4,656	3,352,506
		6,654,610
Electrical Equipment 1.3%
AMETEK, Inc.	7,142	1,727,935
Eaton Corp. PLC	12,051	5,135,172
Emerson Electric Co.	17,361	2,485,227
GE Vernova, Inc.	8,343	9,801,857
Generac Holdings, Inc.*	1,871	547,848
Hubbell, Inc.	1,644	860,141
Rockwell Automation, Inc.	3,443	1,704,560
Vertiv Holdings Co. “A”	11,913	3,988,711
		26,251,451
Ground Transportation 0.8%
CSX Corp.	57,577	2,736,635
Fedex Freight Holding Co., Inc.*	3,416	515,816
J.B. Hunt Transport Services, Inc.	2,281	660,190
Norfolk Southern Corp.	6,958	2,188,917
Old Dominion Freight Line, Inc.	5,715	1,237,869
Uber Technologies, Inc.*	63,194	4,560,079
Union Pacific Corp.	18,429	5,012,688
		16,912,194
Industrial Conglomerates 0.3%
3M Co.	16,187	2,620,837
Honeywell International, Inc.	9,937	2,225,006
		4,845,843
Machinery 2.0%
Caterpillar, Inc.	14,295	15,222,746
Cummins, Inc.	4,277	3,050,399
Deere & Co.	7,798	4,946,505
Dover Corp.	4,161	933,229
Fortive Corp.	9,333	570,153
IDEX Corp.	2,255	511,772
Illinois Tool Works, Inc.	8,162	2,207,576
Ingersoll Rand, Inc.	10,974	899,758
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	25

	Shares	Value ($)
Nordson Corp.	1,688	509,253
Otis Worldwide Corp.	11,852	848,603
PACCAR, Inc.	16,334	1,962,040
Parker-Hannifin Corp.	3,913	3,827,384
Pentair PLC	4,931	378,011
Snap-on, Inc.	1,593	641,023
Stanley Black & Decker, Inc.	4,909	462,035
Westinghouse Air Brake Technologies Corp.	5,252	1,415,939
Xylem, Inc.	7,369	871,090
		39,257,516
Passenger Airlines 0.2%
Delta Air Lines, Inc.	20,363	1,907,199
Southwest Airlines Co.	15,251	784,206
United Airlines Holdings, Inc.*	10,038	1,365,068
		4,056,473
Professional Services 0.3%
Automatic Data Processing, Inc.	12,392	2,775,188
Broadridge Financial Solutions, Inc.	3,545	485,488
Equifax, Inc.	3,670	582,502
Jacobs Solutions, Inc.	3,742	471,492
Leidos Holdings, Inc.	3,852	396,640
Paychex, Inc.	10,011	984,382
Verisk Analytics, Inc.	4,082	732,842
		6,428,534
Trading Companies & Distributors 0.3%
Fastenal Co.	35,953	1,726,823
United Rentals, Inc.	1,943	2,201,205
W.W. Grainger, Inc.	1,349	1,835,180
		5,763,208
Information Technology 37.7%
Communications Equipment 1.3%
Arista Networks, Inc.*	32,052	5,444,994
Ciena Corp.*	4,385	2,151,105
Cisco Systems, Inc.	122,670	14,408,818
F5, Inc.*	1,750	727,930
Lumentum Holdings, Inc.*	2,414	2,071,357
Motorola Solutions, Inc.	5,131	2,130,853
		26,935,057
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp. “A”	38,204	6,736,129
The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
CDW Corp.	3,994	561,716
Coherent Corp.*	6,064	2,392,066
Corning, Inc.	24,306	6,208,482
Flex Ltd.*	11,411	1,849,381
Jabil, Inc.	3,284	1,265,916
Keysight Technologies, Inc.*	5,319	1,862,022
TE Connectivity PLC	9,052	1,824,974
Teledyne Technologies, Inc.*	1,445	963,671
Zebra Technologies Corp. “A” *	1,516	399,102
		24,063,459
IT Services 0.7%
Accenture PLC “A”	19,046	2,370,084
Akamai Technologies, Inc.*	4,588	542,347
Cognizant Technology Solutions Corp. “A”	14,738	570,803
Gartner, Inc.*	2,053	266,110
GoDaddy, Inc. “A” *	4,037	342,661
International Business Machines Corp.	29,186	8,207,395
VeriSign, Inc.	2,551	641,730
		12,941,130
Semiconductors & Semiconductor Equipment 19.0%
Advanced Micro Devices, Inc.*	50,625	29,408,569
Analog Devices, Inc.	15,150	6,017,125
Applied Materials, Inc.	24,639	17,813,997
Broadcom, Inc.	147,002	55,530,005
First Solar, Inc.*	3,326	784,803
Intel Corp.*	146,682	20,481,208
KLA Corp.	40,550	12,234,340
Lam Research Corp.	38,815	16,819,704
Marvell Technology, Inc.	27,180	8,096,650
Microchip Technology, Inc.	16,733	1,526,050
Micron Technology, Inc.	35,014	40,416,310
Monolithic Power Systems, Inc.	1,537	2,124,687
NVIDIA Corp.	752,030	150,473,683
NXP Semiconductors NV	7,829	2,200,184
ON Semiconductor Corp.*	12,272	1,160,195
Qnity Electronics, Inc.	6,547	1,069,191
QUALCOMM, Inc.	32,716	6,045,590
Skyworks Solutions, Inc. (a)	4,798	325,304
Teradyne, Inc.	4,853	2,348,076
Texas Instruments, Inc.	28,250	8,420,477
		383,296,148
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)
Software 7.4%
Adobe, Inc.*	12,529	2,568,696
AppLovin Corp. “A” *	8,347	4,300,625
Autodesk, Inc.*	6,544	1,272,285
Cadence Design Systems, Inc.*	8,567	3,215,366
Crowdstrike Holdings, Inc. “A” *	7,902	6,030,332
Datadog, Inc. “A” *	10,269	2,673,637
Fair Isaac Corp.*	726	867,410
Fortinet, Inc.*	19,336	2,970,396
Gen Digital, Inc.	17,474	434,928
Intuit, Inc.	8,576	2,238,336
Microsoft Corp.	230,686	86,050,492
Oracle Corp.	52,676	7,719,668
Palantir Technologies, Inc. “A” *	71,272	8,315,304
Palo Alto Networks, Inc.*	25,184	8,588,248
PTC, Inc.*	3,417	388,205
Roper Technologies, Inc.	3,161	1,069,651
Salesforce, Inc.	25,383	3,976,501
ServiceNow, Inc.*	31,986	3,175,570
Synopsys, Inc.*	5,946	2,652,332
Trimble, Inc.*	7,160	366,449
Tyler Technologies, Inc.*	1,294	378,443
Workday, Inc. “A” *	6,345	776,755
		150,029,629
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc.	456,072	131,968,994
Dell Technologies, Inc. “C”	8,979	3,874,079
Hewlett Packard Enterprise Co.	41,145	1,856,051
HP, Inc. (a)	28,439	623,952
NetApp, Inc.	6,189	957,809
Sandisk Corp.*	4,597	10,452,337
Seagate Technology Holdings PLC	6,957	6,713,505
Super Micro Computer, Inc.*	17,652	517,733
Western Digital Corp.	10,694	6,830,472
		163,794,932
Materials 1.8%
Chemicals 1.0%
Air Products & Chemicals, Inc.	6,858	2,010,628
Albemarle Corp.	3,758	507,443
CF Industries Holdings, Inc.	4,784	517,916
Corteva, Inc.	20,802	1,761,721
The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Dow, Inc.	22,887	626,188
DuPont de Nemours, Inc.	4,350	590,034
Ecolab, Inc.	7,838	2,183,745
International Flavors & Fragrances, Inc.	7,778	616,173
Linde PLC	14,342	7,442,638
LyondellBasell Industries NV “A”	8,213	432,415
Mosaic Co.	10,128	214,612
PPG Industries, Inc.	6,760	819,920
Sherwin-Williams Co.	7,167	2,467,742
		20,191,175
Construction Materials 0.2%
CRH PLC	20,730	2,218,110
Martin Marietta Materials, Inc.	1,861	1,073,239
Vulcan Materials Co.	4,024	1,187,120
		4,478,469
Containers & Packaging 0.2%
Amcor PLC	14,678	636,291
Avery Dennison Corp.	2,333	378,763
Ball Corp.	8,108	505,939
International Paper Co.	16,239	618,706
Packaging Corp. of America	2,720	648,122
Smurfit Westrock PLC	16,048	742,380
		3,530,201
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	44,598	2,804,768
Newmont Corp.	33,106	3,092,100
Nucor Corp.	7,134	1,589,099
Steel Dynamics, Inc.	4,243	973,599
		8,459,566
Real Estate 1.8%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	4,942	261,185
Healthpeak Properties, Inc.	21,282	455,435
Ventas, Inc.	15,151	1,345,409
Welltower, Inc.	21,946	4,981,083
		7,043,112
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	19,513	462,653
Industrial REITs 0.2%
Prologis, Inc.	28,952	3,922,128
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)
Office REITs 0.0%
BXP, Inc. (a)	4,655	308,673
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A” *	9,086	1,223,793
CoStar Group, Inc.*	12,553	355,501
		1,579,294
Residential REITs 0.2%
AvalonBay Communities, Inc.	4,193	791,177
Camden Property Trust	3,161	361,903
Equity Residential	10,483	712,110
Essex Property Trust, Inc.	1,965	572,974
Invitation Homes, Inc.	16,655	503,148
Mid-America Apartment Communities, Inc.	3,540	491,848
UDR, Inc.	9,498	379,160
		3,812,320
Retail REITs 0.3%
Federal Realty Investment Trust	2,483	306,502
Kimco Realty Corp.	21,416	542,896
Realty Income Corp.	28,939	1,793,060
Regency Centers Corp.	5,216	415,924
Simon Property Group, Inc.	10,110	2,261,101
		5,319,483
Specialized REITs 0.7%
American Tower Corp.	14,545	2,379,125
Crown Castle, Inc.	13,551	1,026,217
Digital Realty Trust, Inc.	10,291	1,848,058
Equinix, Inc.	3,061	3,190,756
Extra Space Storage, Inc.	6,531	948,954
Iron Mountain, Inc.	9,217	1,164,199
Public Storage	4,900	1,559,719
SBA Communications Corp.	3,282	579,142
VICI Properties, Inc.	33,854	898,824
Weyerhaeuser Co.	22,205	531,588
		14,126,582
Utilities 2.2%
Electric Utilities 1.4%
Alliant Energy Corp.	7,999	610,244
American Electric Power Co., Inc.	16,964	2,320,845
Constellation Energy Corp.	9,916	2,462,837
Duke Energy Corp.	24,296	3,075,388
The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Edison International	11,901	886,029
Entergy Corp.	14,166	1,627,107
Evergy, Inc.	6,977	603,022
Eversource Energy	11,558	835,296
Exelon Corp.	32,048	1,494,078
FirstEnergy Corp.	16,085	764,681
NextEra Energy, Inc.	64,774	5,685,214
NRG Energy, Inc.	6,563	958,592
PG&E Corp.	68,461	1,151,514
Pinnacle West Capital Corp.	3,798	406,386
PPL Corp.	23,591	857,533
Southern Co.	35,152	3,364,398
Xcel Energy, Inc.	19,408	1,558,462
		28,661,626
Gas Utilities 0.1%
Atmos Energy Corp.	5,147	886,674
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	22,573	330,920
Vistra Corp.	9,800	1,554,574
		1,885,494
Multi-Utilities 0.6%
Ameren Corp.	8,468	957,223
CenterPoint Energy, Inc.	20,142	887,054
CMS Energy Corp.	9,773	747,634
Consolidated Edison, Inc.	11,513	1,273,683
Dominion Energy, Inc.	27,389	1,870,395
DTE Energy Co.	6,422	978,520
NiSource, Inc.	14,776	702,599
Public Service Enterprise Group, Inc.	15,460	1,254,734
Sempra	20,257	1,878,026
WEC Energy Group, Inc.	10,078	1,176,808
		11,726,676
Water Utilities 0.0%
American Water Works Co., Inc.	6,023	792,506
Total Common Stocks (Cost $341,681,597)		2,001,381,187

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.611% (b), 10/15/2026 (c) (Cost $1,184,990)	1,198,000	1,184,964

	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.54% (d) (e) (Cost $617,150)	617,150	617,150
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $15,750,299)	15,750,299	15,750,299

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $359,234,036)	100.0	2,018,933,600
Other Assets and Liabilities, Net	0.0	208,968
Net Assets	100.0	2,019,142,568
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 12/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.54% (d) (e)
461,650	155,500 (f)	—	—	—	898	—	617,150	617,150
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 3.66% (d)
15,788,796	91,337,295	91,375,792	—	—	99,462	—	15,750,299	15,750,299
16,250,446	91,492,795	91,375,792	—	—	100,360	—	16,367,449	16,367,449

*	Non-income producing security.
The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $3,981,603, which is 0.2% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At June 30, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,460,885.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

REIT: Real Estate Investment Trust
S&P: Standard & Poor’s
At June 30, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
E-Mini S&P 500 Index	USD	9/18/2026	47	17,658,459	17,738,388	79,929
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,001,381,187	$—	$—	$2,001,381,187
Government & Agency Obligations	—	1,184,964	—	1,184,964
Short-Term Investments (a)	16,367,449	—	—	16,367,449
Derivatives (b)
Futures Contracts	79,929	—	—	79,929
Total	$2,017,828,565	$1,184,964	$—	$2,019,013,529

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

Statement of Assets and Liabilities
as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $342,866,587) — including $3,981,603 of securities loaned	$2,002,566,151
Investment in DWS Government & Agency Securities Portfolio (cost $617,150)*	617,150
Investment in DWS Central Cash Management Government Fund (cost $15,750,299)	15,750,299
Cash	4,076
Dividends receivable	903,176
Affiliated securities lending income receivable	419
Receivable for variation margin on futures contracts	112,839
Other assets	10,557
Total assets	2,019,964,667
Liabilities
Payable upon return of securities loaned	617,150
Accrued management fee	83,187
Accrued Trustees' fees	576
Other accrued expenses and payables	121,186
Total liabilities	822,099
Net assets, at value	$2,019,142,568
*
Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $3,460,885.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

Statement of Operations
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $65,162)	$11,538,330
Interest	9,368
Income distributions — DWS Central Cash Management Government Fund	99,462
Affiliated securities lending income, net	898
Total income	11,648,058
Expenses:
Management fee	481,814
Administration fee	289,088
Custodian fee	9,018
Professional fees	43,123
Reports to shareholders	11,403
Trustees' fees and expenses	33,553
Other	45,697
Total expenses	913,696
Net investment income	10,734,362
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	82,080,618
Futures contracts	1,151,849
83,232,467
Change in net unrealized appreciation (depreciation) on:
Investments	95,093,650
Futures contracts	67,897
95,161,547
Net gain (loss)	178,394,014
Net increase (decrease) in net assets resulting from operations	$189,128,376
The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

Statements of Changes in Net Assets
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$10,734,362	$21,710,474
Net realized gain (loss)	83,232,467	117,653,881
Change in net unrealized appreciation (depreciation)	95,161,547	163,097,259
Net increase (decrease) in net assets resulting from operations	189,128,376	302,461,614
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	12,134,407	55,299,620
Value of capital withdrawn	(111,810,527)	(198,801,904)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(99,676,120)	(143,502,284)
Increase (decrease) in net assets	89,452,256	158,959,330
Net assets at beginning of period	1,929,690,312	1,770,730,982
Net assets at end of period	$2,019,142,568	$1,929,690,312

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

Financial Highlights
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,019	1,930	1,771	1,581	1,482	2,008
Ratio of expenses (%)	.09 *	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.11 *	1.19	1.30	1.58	1.53	1.31
Portfolio turnover rate (%)	1 **	2	2	2	2	2
Total investment return (%)[a]	10.16 **	17.68	24.86	26.15	(18.17)	28.53

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
*	Annualized
**	Not annualized
The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Equity 500 Index Portfolio

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a diversified open-end management investment company organized as a New York trust.
The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2026, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 79% and 21%, respectively, of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on

Deutsche DWS Equity 500 Index Portfolio	|	39

a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker

40	|	Deutsche DWS Equity 500 Index Portfolio

quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS

Deutsche DWS Equity 500 Index Portfolio	|	41

Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$4,078,035	$—	$—	$—	$4,078,035
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$617,150
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$3,460,885
Tax Information. The Portfolio is considered a partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $376,486,251. The net unrealized appreciation for all investments based on tax cost was $1,642,447,349. This consisted of aggregate gross unrealized appreciation for all investments for which

42	|	Deutsche DWS Equity 500 Index Portfolio

there was an excess of value over tax cost of $1,680,997,318 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $38,549,969.
The Portfolio files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2026, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Deutsche DWS Equity 500 Index Portfolio	|	43

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2026, is included in a table following the Portfolio’s Investment Portfolio. For the six months ended June 30, 2026, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,643,000 to $17,738,000.
The following table summarizes the value of the Portfolio’s derivative instruments held as of June 30, 2026, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Equity Contracts (a)	$79,929
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,151,849
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$67,897
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts

44	|	Deutsche DWS Equity 500 Index Portfolio

C.
Purchases and Sales of Securities
During the six months ended June 30, 2026, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $24,910,246 and $112,667,995, respectively.
D.
Related Parties
DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), serves as the investment manager to the Portfolio.
Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI” ) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.
The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee” ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $289,088, of which $49,912 is unpaid.
Other Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2026, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $458, of which $335 is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Portfolio indirectly bears its proportionate share of the expenses of its investment

Deutsche DWS Equity 500 Index Portfolio	|	45

in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2026.

46	|	Deutsche DWS Equity 500 Index Portfolio

Advisory Agreement Board Considerations and Fee Evaluation
DWS Equity 500 Index Fund (the “Fund” ), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the sub-advisory agreement (the “Sub-Advisory Agreement” ) between DIMA and Northern Trust Investments, Inc. (“NTI” ), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements” ) in September 2025. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship

DWS Equity 500 Index Fund	|	47

with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance

48	|	DWS Equity 500 Index Fund

(Institutional Class shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.097% fees paid to DIMA under the respective administrative services agreements, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the

DWS Equity 500 Index Fund	|	49

estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

50	|	DWS Equity 500 Index Fund

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DE500-BFE2025

DWS Equity 500 Index Fund	|	51

DE500-NCSRS

June 30, 2026
Semiannual Financial Statements and Other Information
DWS S&P 500 Index Fund

Contents
DWS S&P 500 Index Fund
3	Statement of Assets and Liabilities
4	Statement of Operations
5	Statements of Changes in Net Assets
6	Financial Highlights
10	Notes to Financial Statements
Deutsche DWS Equity 500 Index Portfolio
18	Investment Portfolio
37	Statement of Assets and Liabilities
38	Statement of Operations
39	Statements of Changes in Net Assets
40	Financial Highlights
41	Notes to Financial Statements
49	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS S&P 500 Index Fund

Statement of Assets and Liabilities
as of June 30, 2026 (Unaudited)

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$1,592,062,272
Cash	4,114
Receivable for Fund shares sold	375,397
Other assets	44,855
Total assets	1,592,486,638
Liabilities
Payable for Fund shares redeemed	489,741
Accrued Trustees' fees	1,568
Other accrued expenses and payables	609,424
Total liabilities	1,100,733
Net assets, at value	$1,591,385,905
Net Assets Consist of
Distributable earnings (loss)	1,380,161,899
Paid-in capital	211,224,006
Net assets, at value	$1,591,385,905
Net Asset Value
Class A
Net Asset Value and redemption price per share ($298,978,452 ÷ 5,115,760 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$58.44
Maximum offering price per share (100 ÷ 95.50 of $58.44)	$61.19
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share per share ($73,060,293 ÷ 1,253,651 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$58.28
Class R6
Net Asset Value, offering and redemption price per share ($8,672,332 ÷ 147,952 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$58.62
Class S
Net Asset Value, offering and redemption price per share ($1,210,674,828 ÷ 20,653,277 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$58.62
The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	3

Statement of Operations
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:
Dividends (net of foreign taxes withheld of $50,930)	$9,019,100
Interest	7,319
Income distributions — DWS Central Cash Management Government Fund	77,691
Affiliated securities lending income, net	703
Expenses	(714,098)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	8,390,715
Expenses:
Administration fee	729,969
Services to shareholders	576,192
Distribution and service fees	693,334
Professional fees	32,155
Reports to shareholders	25,521
Registration fees	34,222
Trustees' fees and expenses	2,778
Other	8,322
Total expenses	2,102,493
Net investment income	6,288,222
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	64,313,628
Futures contracts	900,905
65,214,533
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:
Investments	74,351,480
Futures contracts	53,757
74,405,237
Net gain (loss)	139,619,770
Net increase (decrease) in net assets resulting from operations	$145,907,992
The accompanying notes are an integral part of the financial statements.

4	|	DWS S&P 500 Index Fund

Statements of Changes in Net Assets
	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$6,288,222	$12,883,976
Net realized gain (loss)	65,214,533	91,750,625
Change in net unrealized appreciation (depreciation)	74,405,237	125,878,810
Net increase (decrease) in net assets resulting from operations	145,907,992	230,513,411
Distributions to shareholders:
Class A	(4,175,042)	(11,690,691)
Class C	(786,116)	(2,288,750)
Class R6	(132,504)	(297,130)
Class S	(18,280,716)	(48,152,753)
Total distributions	(23,374,378)	(62,429,324)
Fund share transactions:
Proceeds from shares sold	36,936,861	90,931,005
Reinvestment of distributions	21,995,476	58,627,867
Payments for shares redeemed	(92,376,774)	(202,655,581)
Net increase (decrease) in net assets from Fund share transactions	(33,444,437)	(53,096,709)
Increase (decrease) in net assets	89,089,177	114,987,378
Net assets at beginning of period	1,502,296,728	1,387,309,350
Net assets at end of period	$1,591,385,905	$1,502,296,728

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	5

Financial Highlights
DWS S&P 500 Index Fund — Class A
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$53.94	$47.94	$40.61	$34.63	$44.75	$36.94
Income (loss) from investment operations:
Net investment income[a]	.18	.38	.40	.45	.42	.36
Net realized and unrealized gain (loss)	5.14	7.83	9.52	8.35	(8.70)	9.90
Total from investment operations	5.32	8.21	9.92	8.80	(8.28)	10.26
Less distributions from:
Net investment income	(.19 )	(.44 )	(.39 )	(.40 )	(.37 )	(.37 )
Net realized gains	(.63 )	(1.77)	(2.20)	(2.42)	(1.47)	(2.08)
Total distributions	(.82 )	(2.21)	(2.59)	(2.82)	(1.84)	(2.45)
Net asset value, end of period	$58.44	$53.94	$47.94	$40.61	$34.63	$44.75
Total Return (%)[b]	9.92 *	17.22	24.33 [c]	25.63 [c]	(18.56)[c]	28.02 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	299	290	260	225	187	242
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.54 **	.54	.55	.56	.55	.54
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.54 **	.54	.54	.52	.54	.54
Ratio of net investment income (%)	.67 **	.75	.86	1.17	1.10	.87
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	2	2

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

6	|	DWS S&P 500 Index Fund

DWS S&P 500 Index Fund — Class C
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$53.79	$47.81	$40.50	$34.54	$44.64	$36.85
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01 )	.02	.07	.16	.14	.06
Net realized and unrealized gain (loss)	5.13	7.79	9.48	8.33	(8.67)	9.88
Total from investment operations	5.12	7.81	9.55	8.49	(8.53)	9.94
Less distributions from:
Net investment income	(.00 )*	(.06 )	(.04 )	(.11 )	(.10 )	(.07 )
Net realized gains	(.63 )	(1.77)	(2.20)	(2.42)	(1.47)	(2.08)
Total distributions	(.63 )	(1.83)	(2.24)	(2.53)	(1.57)	(2.15)
Net asset value, end of period	$58.28	$53.79	$47.81	$40.50	$34.54	$44.64
Total Return (%)[b]	9.54 **	16.36	23.44	24.71	(19.15)	27.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	73	70	71	64	64	93
Ratio of expenses including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	1.26 ***	1.26	1.26	1.26	1.26	1.25
Ratio of net investment income (loss) (%)	(.05 )***	.03	.14	.42	.37	.15
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 **	2	2	2	2	2

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	7

DWS S&P 500 Index Fund — Class R6
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$54.10	$48.08	$40.71	$34.72	$44.86	$37.03
Income (loss) from investment operations:
Net investment income[a]	.27	.54	.54	.56	.54	.50
Net realized and unrealized gain (loss)	5.16	7.86	9.56	8.37	(8.72)	9.92
Total from investment operations	5.43	8.40	10.10	8.93	(8.18)	10.42
Less distributions from:
Net investment income	(.28 )	(.61 )	(.53 )	(.52 )	(.49 )	(.51 )
Net realized gains	(.63 )	(1.77)	(2.20)	(2.42)	(1.47)	(2.08)
Total distributions	(.91 )	(2.38)	(2.73)	(2.94)	(1.96)	(2.59)
Net asset value, end of period	$58.62	$54.10	$48.08	$40.71	$34.72	$44.86
Total Return (%)	10.11 *	17.58	24.73	25.97	(18.30)	28.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	7	6	4	3	5
Ratio of expenses including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.22 **	.22	.23	.24	.23	.22
Ratio of net investment income (%)	.99 **	1.06	1.17	1.45	1.39	1.18
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	2	2

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8	|	DWS S&P 500 Index Fund

DWS S&P 500 Index Fund — Class S
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$54.10	$48.07	$40.72	$34.71	$44.86	$37.03
Income (loss) from investment operations:
Net investment income[a]	.26	.51	.52	.55	.52	.47
Net realized and unrealized gain (loss)	5.15	7.86	9.54	8.38	(8.74)	9.92
Total from investment operations	5.41	8.37	10.06	8.93	(8.22)	10.39
Less distributions from:
Net investment income	(.26 )	(.57 )	(.51 )	(.50 )	(.46 )	(.48 )
Net realized gains	(.63 )	(1.77)	(2.20)	(2.42)	(1.47)	(2.08)
Total distributions	(.89 )	(2.34)	(2.71)	(2.92)	(1.93)	(2.56)
Net asset value, end of period	$58.62	$54.10	$48.07	$40.72	$34.71	$44.86
Total Return (%)	10.07 *	17.52	24.62 [b]	25.97 [b]	(18.38)[b]	28.33 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,211	1,136	1,052	909	771	1,005
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.28 **	.29	.29	.30	.30	.29
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.28 **	.29	.28	.27	.29	.29
Ratio of net investment income (%)	.93 **	1.00	1.12	1.41	1.35	1.12
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 *	2	2	2	2	2

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	9

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS S&P 500 Index Fund (the “Fund” ) is a diversified series of Deutsche DWS Institutional Funds (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2026, the Fund owned approximately 79% of the Portfolio.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in

10	|	DWS S&P 500 Index Fund

payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by

DWS S&P 500 Index Fund	|	11

the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.
Tax Information. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in derivatives and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are

12	|	DWS S&P 500 Index Fund

charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.
Related Parties
Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets, accrued daily and payable monthly.
For the period from January 1, 2026 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.54%
Class C	1.29%
Class R6	.29%
Class S	.29%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $729,969, of which $126,410 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent

DWS S&P 500 Index Fund	|	13

functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2026
Class A	$14,781	$4,989
Class C	724	230
Class R6	305	87
Class S	151,790	50,528
	$167,600	$55,834
In addition, for the six months ended June 30, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$107,705
Class C	14,364
Class S	229,826
$351,895
Distribution and Service Agreement. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), a subsidiary of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2026, the Distribution Fees were as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2026
Class C	$263,657	$45,177
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

14	|	DWS S&P 500 Index Fund

accounts the firms service. For the six months ended June 30, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2026	Annualized Rate
Class A	$341,792	$122,759.24%
Class C	87,885	30,471.25%
	$429,677	$153,230
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2026 aggregated $9,992.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended June 30, 2026, the CDSC for Class C shares aggregated $2,185. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $520, of which $358 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	277,443	$15,368,591	883,574	$44,186,396
Class C	101,761	5,536,916	219,593	10,890,137
Class R6	19,745	1,092,280	48,092	2,484,714
Class S	267,390	14,939,074	662,446	33,369,758
		$36,936,861		$90,931,005

DWS S&P 500 Index Fund	|	15

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	71,142	$4,028,879	207,910	$11,055,003
Class C	13,742	786,116	42,759	2,288,750
Class R6	2,337	132,236	5,566	296,586
Class S	301,130	17,048,245	845,855	44,987,528
		$21,995,476		$58,627,867
Shares redeemed
Class A	(607,183)	$(33,017,621)	(1,133,709)	$(57,097,672)
Class C	(157,159)	(8,685,244)	(443,320)	(22,090,848)
Class R6	(7,411)	(404,351)	(35,865)	(1,804,588)
Class S	(904,018)	(50,269,558)	(2,391,803)	(121,662,473)
		$(92,376,774)		$(202,655,581)
Net increase (decrease)
Class A	(258,598)	$(13,620,151)	(42,225)	$(1,856,273)
Class C	(41,656)	(2,362,212)	(180,968)	(8,911,961)
Class R6	14,671	820,165	17,793	976,712
Class S	(335,498)	(18,282,239)	(883,502)	(43,305,187)
		$(33,444,437)		$(53,096,709)

16	|	DWS S&P 500 Index Fund

(The following financial statements of the Deutsche DWS Equity 500 Index Portfolio should be read in conjunction with the Fund’s financial statements.)

Deutsche DWS Equity 500 Index Portfolio	|	17

Investment Portfolioas of June 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 99.1%
Communication Services 9.6%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	215,569	4,462,278
Comcast Corp. “A”	110,292	2,707,669
Verizon Communications, Inc.	129,614	5,487,857
		12,657,804
Entertainment 1.0%
Electronic Arts, Inc.	7,060	1,447,582
Live Nation Entertainment, Inc.*	4,877	893,027
Netflix, Inc.*	130,701	9,332,051
Take-Two Interactive Software, Inc.*	5,359	1,339,643
TKO Group Holdings, Inc.	1,948	392,152
Walt Disney Co.	53,838	5,181,908
Warner Bros Discovery, Inc.*	76,816	2,047,915
		20,634,278
Interactive Media & Services 7.7%
Alphabet, Inc. “A”	182,027	65,050,989
Alphabet, Inc. “C”	146,799	51,868,491
Meta Platforms, Inc. “A”	68,186	38,408,492
		155,327,972
Media 0.2%
Charter Communications, Inc. “A” * (a)	2,587	367,897
EchoStar Corp. “A” *	4,293	435,740
Fox Corp. “A”	6,003	313,116
Fox Corp. “B”	4,450	208,438
News Corp. “A”	11,786	292,646
News Corp. “B”	3,811	106,937
Omnicom Group, Inc.	8,856	644,982
Paramount Skydance Corp. “B” (a)	9,977	98,373
Trade Desk, Inc. “A” *	14,044	253,916
		2,722,045
Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc.	14,442	2,422,357
Consumer Discretionary 9.2%
Automobile Components 0.0%
Aptiv PLC*	6,767	415,359
The accompanying notes are an integral part of the financial statements.

18	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Automobiles 2.0%
Ford Motor Co.	121,139	1,683,832
General Motors Co.	27,916	2,151,765
Tesla, Inc.*	87,395	36,758,337
		40,593,934
Broadline Retail 3.7%
Amazon.com, Inc.*	303,932	72,439,153
eBay, Inc.	13,748	1,536,339
		73,975,492
Distributors 0.0%
Genuine Parts Co.	4,195	494,926
Hotels, Restaurants & Leisure 1.6%
Airbnb, Inc. “A” *	12,938	1,851,428
Booking Holdings, Inc.	24,015	4,280,433
Carnival Corp. Ltd.	40,025	1,143,514
Chipotle Mexican Grill, Inc.*	40,019	1,360,646
Darden Restaurants, Inc.	3,495	720,005
Domino’s Pizza, Inc.	992	293,672
DoorDash, Inc. “A” *	11,723	2,163,245
Expedia Group, Inc.	3,575	914,771
Hilton Worldwide Holdings, Inc.	7,049	2,329,412
Las Vegas Sands Corp.	8,998	415,618
Marriott International, Inc. “A”	6,785	2,514,453
McDonald’s Corp.	22,051	5,960,606
MGM Resorts International*	6,167	294,844
Norwegian Cruise Line Holdings Ltd.*	14,652	309,304
Royal Caribbean Cruises Ltd.	7,734	2,455,777
Starbucks Corp.	35,319	3,609,249
Wynn Resorts Ltd.	2,686	260,784
Yum! Brands, Inc.	8,618	1,377,673
		32,255,434
Household Durables 0.2%
D.R. Horton, Inc.	8,211	1,337,408
Garmin Ltd.	5,109	1,213,592
Lennar Corp. “A”	6,595	596,781
NVR, Inc.*	83	565,512
PulteGroup, Inc.	6,000	823,260
		4,536,553
Leisure Products 0.0%
Hasbro, Inc.	4,240	350,182
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	19

	Shares	Value ($)
Specialty Retail 1.5%
AutoZone, Inc.*	510	1,629,929
Best Buy Co., Inc.	6,221	472,050
Carvana Co.*	22,462	1,478,449
Home Depot, Inc.	30,906	10,899,928
Lowe’s Companies, Inc.	17,355	3,826,604
O’Reilly Automotive, Inc.*	25,692	2,365,976
Ross Stores, Inc.	9,974	2,122,966
TJX Companies, Inc.	34,336	5,201,904
Tractor Supply Co.	15,981	505,160
Ulta Beauty, Inc.*	1,351	609,274
Williams-Sonoma, Inc.	3,664	854,078
		29,966,318
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.*	4,521	448,890
Lululemon Athletica, Inc.*	3,174	362,407
NIKE, Inc. “B”	37,427	1,536,378
Ralph Lauren Corp.	1,228	492,932
Tapestry, Inc.	6,311	923,804
		3,764,411
Consumer Staples 4.5%
Beverages 1.0%
Brown-Forman Corp. “B”	5,388	143,590
Coca-Cola Co.	120,319	9,778,325
Constellation Brands, Inc. “A”	4,272	594,193
Keurig Dr Pepper, Inc.	42,247	1,382,744
Molson Coors Beverage Co. “B”	5,347	208,319
Monster Beverage Corp.*	22,126	2,126,751
PepsiCo, Inc.	42,397	5,740,554
		19,974,476
Consumer Staples Distribution & Retail 1.7%
Casey’s General Stores, Inc.	1,155	917,982
Costco Wholesale Corp.	13,770	12,881,422
Dollar General Corp.	6,800	782,748
Dollar Tree, Inc.*	5,602	677,562
Kroger Co.	17,652	980,216
Sysco Corp.	14,900	1,245,342
Target Corp.	14,026	1,831,936
Walmart, Inc.	136,171	15,422,727
		34,739,935
The accompanying notes are an integral part of the financial statements.

20	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Food Products 0.4%
Archer-Daniels-Midland Co.	14,959	1,142,868
Bunge Global SA	4,135	441,328
General Mills, Inc.	16,141	561,707
Hormel Foods Corp.	9,374	232,663
Kraft Heinz Co.	26,188	618,561
McCormick & Co., Inc.	8,069	406,839
Mondelez International, Inc. “A”	39,758	2,299,603
The Hershey Co.	4,579	803,385
The J.M. Smucker Co.	3,407	383,287
Tyson Foods, Inc. “A”	9,003	515,422
		7,405,663
Household Products 0.7%
Church & Dwight Co., Inc.	7,265	703,833
Clorox Co.	3,845	366,967
Colgate-Palmolive Co.	24,953	2,287,691
Kimberly-Clark Corp.	10,279	1,128,326
Procter & Gamble Co.	72,372	10,612,630
		15,099,447
Personal Care Products 0.1%
Estee Lauder Companies, Inc. “A”	7,601	600,099
Kenvue, Inc.	59,321	1,133,624
		1,733,723
Tobacco 0.6%
Altria Group, Inc.	51,753	3,723,628
Philip Morris International, Inc.	48,380	8,752,426
		12,476,054
Energy 2.9%
Energy Equipment & Services 0.2%
Baker Hughes Co.	31,014	1,721,277
Halliburton Co.	25,855	877,777
SLB Ltd.	46,255	2,150,395
		4,749,449
Oil, Gas & Consumable Fuels 2.7%
APA Corp.	11,314	368,497
Chevron Corp.	58,175	9,643,088
ConocoPhillips	37,825	3,932,287
Devon Energy Corp.	35,521	1,467,728
Diamondback Energy, Inc.	5,952	1,046,243
EOG Resources, Inc.	16,606	2,154,296
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	21

	Shares	Value ($)
EQT Corp.	19,267	1,024,426
Expand Energy Corp.	7,597	692,770
Exxon Mobil Corp.	128,798	17,609,263
Kinder Morgan, Inc.	60,801	1,943,808
Marathon Petroleum Corp.	9,057	2,315,603
Occidental Petroleum Corp.	22,522	1,093,894
ONEOK, Inc.	19,493	1,694,721
Phillips 66	12,416	2,098,925
Targa Resources Corp.	6,648	1,782,595
Texas Pacific Land Corp.	1,793	784,689
Valero Energy Corp.	9,201	2,396,308
Williams Companies, Inc.	37,998	2,824,771
		54,873,912
Financials 11.7%
Banks 3.4%
Bank of America Corp.	202,678	11,548,592
Citigroup, Inc.	52,886	7,401,925
Citizens Financial Group, Inc.	13,318	933,192
Fifth Third Bancorp.	28,410	1,601,472
Huntington Bancshares, Inc.	62,777	1,113,036
JPMorgan Chase & Co.	83,225	27,242,039
KeyCorp.	28,289	652,062
M&T Bank Corp.	4,533	1,078,899
PNC Financial Services Group, Inc.	12,404	3,054,113
Regions Financial Corp.	26,285	793,807
Truist Financial Corp.	38,805	1,933,265
U.S. Bancorp.	47,940	2,895,576
Wells Fargo & Co.	94,922	7,844,354
		68,092,332
Capital Markets 2.9%
Ameriprise Financial, Inc.	2,784	1,277,188
Ares Management Corp. “A” (a)	6,571	731,418
Bank of New York Mellon Corp.	21,294	3,079,325
Blackrock, Inc.	4,478	4,305,866
Blackstone, Inc.	22,975	2,703,468
Cboe Global Markets, Inc.	3,243	786,979
Charles Schwab Corp.	50,727	4,680,580
CME Group, Inc.	11,247	2,483,675
Coinbase Global, Inc. “A” *	6,957	1,017,044
FactSet Research Systems, Inc.	1,183	272,185
Franklin Resources, Inc.	9,869	328,342
Interactive Brokers Group, Inc. “A”	13,968	1,215,775
The accompanying notes are an integral part of the financial statements.

22	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Intercontinental Exchange, Inc.	17,522	2,157,133
Invesco Ltd.	14,070	371,307
KKR & Co., Inc.	21,632	1,985,385
Moody’s Corp.	4,649	2,105,625
Morgan Stanley	37,185	7,773,152
MSCI, Inc.	2,279	1,276,331
Nasdaq, Inc.	13,990	1,102,692
Northern Trust Corp.	5,617	976,459
Raymond James Financial, Inc.	5,387	818,986
Robinhood Markets, Inc. “A” *	24,518	2,458,665
S&P Global, Inc.	9,404	3,829,873
State Street Corp.	8,653	1,467,549
T. Rowe Price Group, Inc. (a)	6,668	758,085
The Goldman Sachs Group, Inc.	9,155	9,259,092
		59,222,179
Consumer Finance 0.5%
American Express Co.	16,519	5,587,552
Capital One Financial Corp.	19,272	3,866,349
Synchrony Financial	10,365	788,258
		10,242,159
Financial Services 3.3%
Apollo Global Management, Inc.	14,295	1,691,241
Berkshire Hathaway, Inc. “B” *	56,953	28,498,712
Block, Inc.*	16,718	1,270,568
Corpay, Inc.*	2,042	680,537
Fidelity National Information Services, Inc.	15,642	608,161
Fiserv, Inc.*	16,629	815,652
Global Payments, Inc.	7,221	523,956
Jack Henry & Associates, Inc.	2,301	316,940
Mastercard, Inc. “A”	25,033	12,856,949
PayPal Holdings, Inc.	27,509	1,187,839
Visa, Inc. “A”	51,518	17,675,311
		66,125,866
Insurance 1.6%
Aflac, Inc.	14,186	1,663,308
Allstate Corp.	7,984	1,899,713
American International Group, Inc.	16,600	1,237,198
Aon PLC “A”	6,645	2,204,080
Arch Capital Group Ltd.*	10,786	1,046,889
Arthur J. Gallagher & Co.	7,955	1,826,229
Assurant, Inc.	1,546	415,147
Brown & Brown, Inc.	8,873	569,203
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	23

	Shares	Value ($)
Chubb Ltd.	11,235	3,828,214
Cincinnati Financial Corp.	4,797	888,117
Erie Indemnity Co. “A” (a)	810	194,198
Everest Group Ltd.	1,211	432,606
Globe Life, Inc.	2,401	429,011
Hartford Insurance Group, Inc.	8,583	1,137,419
Loews Corp.	5,358	606,579
Marsh & McLennan Companies, Inc.	14,919	2,486,550
MetLife, Inc.	16,848	1,425,509
Principal Financial Group, Inc.	5,958	642,153
Progressive Corp.	18,132	3,960,935
Prudential Financial, Inc.	10,821	1,167,911
Travelers Companies, Inc.	6,598	2,178,132
W.R. Berkley Corp.	9,159	645,984
Willis Towers Watson PLC	2,949	770,780
		31,655,865
Health Care 8.8%
Biotechnology 1.6%
AbbVie, Inc.	54,834	13,798,428
Amgen, Inc.	16,745	6,063,699
Biogen, Inc.*	4,549	982,857
Gilead Sciences, Inc.	38,507	4,864,974
Incyte Corp.*	5,332	604,435
Moderna, Inc.*	11,091	776,703
Regeneron Pharmaceuticals, Inc.	3,118	1,944,198
Vertex Pharmaceuticals, Inc.*	7,870	3,909,265
		32,944,559
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	54,036	4,903,227
Align Technology, Inc.*	2,008	338,669
Baxter International, Inc.	16,411	349,883
Becton Dickinson & Co.	8,558	1,295,082
Boston Scientific Corp.*	45,995	1,963,067
Dexcom, Inc.*	11,915	802,475
Edwards Lifesciences Corp.*	17,841	1,613,897
GE HealthCare Technologies, Inc.	14,054	899,597
IDEXX Laboratories, Inc.*	2,435	1,281,881
Insulet Corp.*	2,238	340,735
Intuitive Surgical, Inc.*	10,981	4,366,924
Medtronic PLC	39,782	3,112,146
ResMed, Inc.	4,478	872,673
Solventum Corp.*	4,721	364,225
The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
STERIS PLC	2,986	628,762
Stryker Corp.	10,703	3,369,732
The Cooper Companies, Inc.*	6,267	449,407
Zimmer Biomet Holdings, Inc.	5,948	512,063
		27,464,445
Health Care Providers & Services 1.7%
Cardinal Health, Inc.	7,337	1,742,978
Cencora, Inc.	6,034	1,707,501
Centene Corp.*	14,498	930,627
Cigna Group	8,183	2,255,889
CVS Health Corp.	39,570	4,093,516
DaVita, Inc.*	1,058	235,384
Elevance Health, Inc.	6,716	2,597,279
HCA Healthcare, Inc.	4,849	1,890,577
Henry Schein, Inc.*	3,145	262,670
Humana, Inc.	3,762	1,494,342
Labcorp Holdings, Inc.	2,531	708,680
McKesson Corp.	3,728	2,816,877
Quest Diagnostics, Inc.	3,510	743,944
UnitedHealth Group, Inc.	28,187	11,715,363
Universal Health Services, Inc. “B”	1,587	235,971
		33,431,598
Health Care Technology 0.0%
Veeva Systems, Inc. “A” *	4,668	828,430
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	8,657	1,149,909
Bio-Techne Corp.	4,989	352,473
Charles River Laboratories International, Inc.*	1,474	334,289
Danaher Corp.	19,527	3,719,503
IQVIA Holdings, Inc.*	5,213	1,007,256
Mettler-Toledo International, Inc.*	626	799,721
Revvity, Inc. (a)	3,586	398,978
Thermo Fisher Scientific, Inc.	11,531	5,781,182
Waters Corp.*	3,064	1,149,123
West Pharmaceutical Services, Inc.	2,204	791,236
		15,483,670
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	63,252	3,644,580
Eli Lilly & Co.	24,561	29,459,200
Johnson & Johnson	74,761	18,987,051
Merck & Co., Inc.	76,665	9,851,453
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	25

	Shares	Value ($)
Pfizer, Inc.	176,466	4,249,301
Viatris, Inc.	36,706	582,891
Zoetis, Inc.	13,110	942,085
		67,716,561
Industrials 8.9%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.*	2,517	1,411,055
Boeing Co.*	24,461	5,295,073
GE Aerospace	32,395	12,106,983
General Dynamics Corp.	7,880	2,791,411
Honeywell Aerospace, Inc.*	9,937	2,196,872
Howmet Aerospace, Inc.	12,409	3,336,284
Huntington Ingalls Industries, Inc.	1,252	350,422
L3Harris Technologies, Inc.	5,760	1,673,799
Lockheed Martin Corp.	6,293	3,206,032
Northrop Grumman Corp.	4,145	2,111,090
RTX Corp.	41,823	7,935,078
Textron, Inc.	5,280	484,334
TransDigm Group, Inc.	1,733	2,308,425
		45,206,858
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	3,638	685,181
Expeditors International of Washington, Inc.	4,083	665,447
FedEx Corp.	6,776	2,121,769
United Parcel Service, Inc. “B”	23,310	2,505,825
		5,978,222
Building Products 0.5%
A.O. Smith Corp.	3,561	223,346
Allegion PLC	2,758	387,471
Builders FirstSource, Inc.*	3,499	313,091
Carrier Global Corp.	24,191	1,774,410
Johnson Controls International PLC	18,935	2,766,593
Lennox International, Inc. (a)	971	556,334
Masco Corp.	5,957	484,721
Trane Technologies PLC	6,864	3,371,322
		9,877,288
Commercial Services & Supplies 0.4%
Cintas Corp.	10,533	1,791,453
Copart, Inc.*	27,708	781,089
Republic Services, Inc.	6,228	1,327,062
Rollins, Inc.	9,351	390,311
The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Veralto Corp.	7,558	670,243
Waste Management, Inc.	11,506	2,564,457
		7,524,615
Construction & Engineering 0.3%
Comfort Systems USA, Inc.	1,087	2,154,380
EMCOR Group, Inc.	1,383	1,147,724
Quanta Services, Inc.	4,656	3,352,506
		6,654,610
Electrical Equipment 1.3%
AMETEK, Inc.	7,142	1,727,935
Eaton Corp. PLC	12,051	5,135,172
Emerson Electric Co.	17,361	2,485,227
GE Vernova, Inc.	8,343	9,801,857
Generac Holdings, Inc.*	1,871	547,848
Hubbell, Inc.	1,644	860,141
Rockwell Automation, Inc.	3,443	1,704,560
Vertiv Holdings Co. “A”	11,913	3,988,711
		26,251,451
Ground Transportation 0.8%
CSX Corp.	57,577	2,736,635
Fedex Freight Holding Co., Inc.*	3,416	515,816
J.B. Hunt Transport Services, Inc.	2,281	660,190
Norfolk Southern Corp.	6,958	2,188,917
Old Dominion Freight Line, Inc.	5,715	1,237,869
Uber Technologies, Inc.*	63,194	4,560,079
Union Pacific Corp.	18,429	5,012,688
		16,912,194
Industrial Conglomerates 0.3%
3M Co.	16,187	2,620,837
Honeywell International, Inc.	9,937	2,225,006
		4,845,843
Machinery 2.0%
Caterpillar, Inc.	14,295	15,222,746
Cummins, Inc.	4,277	3,050,399
Deere & Co.	7,798	4,946,505
Dover Corp.	4,161	933,229
Fortive Corp.	9,333	570,153
IDEX Corp.	2,255	511,772
Illinois Tool Works, Inc.	8,162	2,207,576
Ingersoll Rand, Inc.	10,974	899,758
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)
Nordson Corp.	1,688	509,253
Otis Worldwide Corp.	11,852	848,603
PACCAR, Inc.	16,334	1,962,040
Parker-Hannifin Corp.	3,913	3,827,384
Pentair PLC	4,931	378,011
Snap-on, Inc.	1,593	641,023
Stanley Black & Decker, Inc.	4,909	462,035
Westinghouse Air Brake Technologies Corp.	5,252	1,415,939
Xylem, Inc.	7,369	871,090
		39,257,516
Passenger Airlines 0.2%
Delta Air Lines, Inc.	20,363	1,907,199
Southwest Airlines Co.	15,251	784,206
United Airlines Holdings, Inc.*	10,038	1,365,068
		4,056,473
Professional Services 0.3%
Automatic Data Processing, Inc.	12,392	2,775,188
Broadridge Financial Solutions, Inc.	3,545	485,488
Equifax, Inc.	3,670	582,502
Jacobs Solutions, Inc.	3,742	471,492
Leidos Holdings, Inc.	3,852	396,640
Paychex, Inc.	10,011	984,382
Verisk Analytics, Inc.	4,082	732,842
		6,428,534
Trading Companies & Distributors 0.3%
Fastenal Co.	35,953	1,726,823
United Rentals, Inc.	1,943	2,201,205
W.W. Grainger, Inc.	1,349	1,835,180
		5,763,208
Information Technology 37.7%
Communications Equipment 1.3%
Arista Networks, Inc.*	32,052	5,444,994
Ciena Corp.*	4,385	2,151,105
Cisco Systems, Inc.	122,670	14,408,818
F5, Inc.*	1,750	727,930
Lumentum Holdings, Inc.*	2,414	2,071,357
Motorola Solutions, Inc.	5,131	2,130,853
		26,935,057
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp. “A”	38,204	6,736,129
The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
CDW Corp.	3,994	561,716
Coherent Corp.*	6,064	2,392,066
Corning, Inc.	24,306	6,208,482
Flex Ltd.*	11,411	1,849,381
Jabil, Inc.	3,284	1,265,916
Keysight Technologies, Inc.*	5,319	1,862,022
TE Connectivity PLC	9,052	1,824,974
Teledyne Technologies, Inc.*	1,445	963,671
Zebra Technologies Corp. “A” *	1,516	399,102
		24,063,459
IT Services 0.7%
Accenture PLC “A”	19,046	2,370,084
Akamai Technologies, Inc.*	4,588	542,347
Cognizant Technology Solutions Corp. “A”	14,738	570,803
Gartner, Inc.*	2,053	266,110
GoDaddy, Inc. “A” *	4,037	342,661
International Business Machines Corp.	29,186	8,207,395
VeriSign, Inc.	2,551	641,730
		12,941,130
Semiconductors & Semiconductor Equipment 19.0%
Advanced Micro Devices, Inc.*	50,625	29,408,569
Analog Devices, Inc.	15,150	6,017,125
Applied Materials, Inc.	24,639	17,813,997
Broadcom, Inc.	147,002	55,530,005
First Solar, Inc.*	3,326	784,803
Intel Corp.*	146,682	20,481,208
KLA Corp.	40,550	12,234,340
Lam Research Corp.	38,815	16,819,704
Marvell Technology, Inc.	27,180	8,096,650
Microchip Technology, Inc.	16,733	1,526,050
Micron Technology, Inc.	35,014	40,416,310
Monolithic Power Systems, Inc.	1,537	2,124,687
NVIDIA Corp.	752,030	150,473,683
NXP Semiconductors NV	7,829	2,200,184
ON Semiconductor Corp.*	12,272	1,160,195
Qnity Electronics, Inc.	6,547	1,069,191
QUALCOMM, Inc.	32,716	6,045,590
Skyworks Solutions, Inc. (a)	4,798	325,304
Teradyne, Inc.	4,853	2,348,076
Texas Instruments, Inc.	28,250	8,420,477
		383,296,148
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)
Software 7.4%
Adobe, Inc.*	12,529	2,568,696
AppLovin Corp. “A” *	8,347	4,300,625
Autodesk, Inc.*	6,544	1,272,285
Cadence Design Systems, Inc.*	8,567	3,215,366
Crowdstrike Holdings, Inc. “A” *	7,902	6,030,332
Datadog, Inc. “A” *	10,269	2,673,637
Fair Isaac Corp.*	726	867,410
Fortinet, Inc.*	19,336	2,970,396
Gen Digital, Inc.	17,474	434,928
Intuit, Inc.	8,576	2,238,336
Microsoft Corp.	230,686	86,050,492
Oracle Corp.	52,676	7,719,668
Palantir Technologies, Inc. “A” *	71,272	8,315,304
Palo Alto Networks, Inc.*	25,184	8,588,248
PTC, Inc.*	3,417	388,205
Roper Technologies, Inc.	3,161	1,069,651
Salesforce, Inc.	25,383	3,976,501
ServiceNow, Inc.*	31,986	3,175,570
Synopsys, Inc.*	5,946	2,652,332
Trimble, Inc.*	7,160	366,449
Tyler Technologies, Inc.*	1,294	378,443
Workday, Inc. “A” *	6,345	776,755
		150,029,629
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc.	456,072	131,968,994
Dell Technologies, Inc. “C”	8,979	3,874,079
Hewlett Packard Enterprise Co.	41,145	1,856,051
HP, Inc. (a)	28,439	623,952
NetApp, Inc.	6,189	957,809
Sandisk Corp.*	4,597	10,452,337
Seagate Technology Holdings PLC	6,957	6,713,505
Super Micro Computer, Inc.*	17,652	517,733
Western Digital Corp.	10,694	6,830,472
		163,794,932
Materials 1.8%
Chemicals 1.0%
Air Products & Chemicals, Inc.	6,858	2,010,628
Albemarle Corp.	3,758	507,443
CF Industries Holdings, Inc.	4,784	517,916
Corteva, Inc.	20,802	1,761,721
The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Dow, Inc.	22,887	626,188
DuPont de Nemours, Inc.	4,350	590,034
Ecolab, Inc.	7,838	2,183,745
International Flavors & Fragrances, Inc.	7,778	616,173
Linde PLC	14,342	7,442,638
LyondellBasell Industries NV “A”	8,213	432,415
Mosaic Co.	10,128	214,612
PPG Industries, Inc.	6,760	819,920
Sherwin-Williams Co.	7,167	2,467,742
		20,191,175
Construction Materials 0.2%
CRH PLC	20,730	2,218,110
Martin Marietta Materials, Inc.	1,861	1,073,239
Vulcan Materials Co.	4,024	1,187,120
		4,478,469
Containers & Packaging 0.2%
Amcor PLC	14,678	636,291
Avery Dennison Corp.	2,333	378,763
Ball Corp.	8,108	505,939
International Paper Co.	16,239	618,706
Packaging Corp. of America	2,720	648,122
Smurfit Westrock PLC	16,048	742,380
		3,530,201
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	44,598	2,804,768
Newmont Corp.	33,106	3,092,100
Nucor Corp.	7,134	1,589,099
Steel Dynamics, Inc.	4,243	973,599
		8,459,566
Real Estate 1.8%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	4,942	261,185
Healthpeak Properties, Inc.	21,282	455,435
Ventas, Inc.	15,151	1,345,409
Welltower, Inc.	21,946	4,981,083
		7,043,112
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	19,513	462,653
Industrial REITs 0.2%
Prologis, Inc.	28,952	3,922,128
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)
Office REITs 0.0%
BXP, Inc. (a)	4,655	308,673
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A” *	9,086	1,223,793
CoStar Group, Inc.*	12,553	355,501
		1,579,294
Residential REITs 0.2%
AvalonBay Communities, Inc.	4,193	791,177
Camden Property Trust	3,161	361,903
Equity Residential	10,483	712,110
Essex Property Trust, Inc.	1,965	572,974
Invitation Homes, Inc.	16,655	503,148
Mid-America Apartment Communities, Inc.	3,540	491,848
UDR, Inc.	9,498	379,160
		3,812,320
Retail REITs 0.3%
Federal Realty Investment Trust	2,483	306,502
Kimco Realty Corp.	21,416	542,896
Realty Income Corp.	28,939	1,793,060
Regency Centers Corp.	5,216	415,924
Simon Property Group, Inc.	10,110	2,261,101
		5,319,483
Specialized REITs 0.7%
American Tower Corp.	14,545	2,379,125
Crown Castle, Inc.	13,551	1,026,217
Digital Realty Trust, Inc.	10,291	1,848,058
Equinix, Inc.	3,061	3,190,756
Extra Space Storage, Inc.	6,531	948,954
Iron Mountain, Inc.	9,217	1,164,199
Public Storage	4,900	1,559,719
SBA Communications Corp.	3,282	579,142
VICI Properties, Inc.	33,854	898,824
Weyerhaeuser Co.	22,205	531,588
		14,126,582
Utilities 2.2%
Electric Utilities 1.4%
Alliant Energy Corp.	7,999	610,244
American Electric Power Co., Inc.	16,964	2,320,845
Constellation Energy Corp.	9,916	2,462,837
Duke Energy Corp.	24,296	3,075,388
The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Edison International	11,901	886,029
Entergy Corp.	14,166	1,627,107
Evergy, Inc.	6,977	603,022
Eversource Energy	11,558	835,296
Exelon Corp.	32,048	1,494,078
FirstEnergy Corp.	16,085	764,681
NextEra Energy, Inc.	64,774	5,685,214
NRG Energy, Inc.	6,563	958,592
PG&E Corp.	68,461	1,151,514
Pinnacle West Capital Corp.	3,798	406,386
PPL Corp.	23,591	857,533
Southern Co.	35,152	3,364,398
Xcel Energy, Inc.	19,408	1,558,462
		28,661,626
Gas Utilities 0.1%
Atmos Energy Corp.	5,147	886,674
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	22,573	330,920
Vistra Corp.	9,800	1,554,574
		1,885,494
Multi-Utilities 0.6%
Ameren Corp.	8,468	957,223
CenterPoint Energy, Inc.	20,142	887,054
CMS Energy Corp.	9,773	747,634
Consolidated Edison, Inc.	11,513	1,273,683
Dominion Energy, Inc.	27,389	1,870,395
DTE Energy Co.	6,422	978,520
NiSource, Inc.	14,776	702,599
Public Service Enterprise Group, Inc.	15,460	1,254,734
Sempra	20,257	1,878,026
WEC Energy Group, Inc.	10,078	1,176,808
		11,726,676
Water Utilities 0.0%
American Water Works Co., Inc.	6,023	792,506
Total Common Stocks (Cost $341,681,597)		2,001,381,187

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.611% (b), 10/15/2026 (c) (Cost $1,184,990)	1,198,000	1,184,964

	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.54% (d) (e) (Cost $617,150)	617,150	617,150
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $15,750,299)	15,750,299	15,750,299

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $359,234,036)	100.0	2,018,933,600
Other Assets and Liabilities, Net	0.0	208,968
Net Assets	100.0	2,019,142,568
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 12/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.54% (d) (e)
461,650	155,500 (f)	—	—	—	898	—	617,150	617,150
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 3.66% (d)
15,788,796	91,337,295	91,375,792	—	—	99,462	—	15,750,299	15,750,299
16,250,446	91,492,795	91,375,792	—	—	100,360	—	16,367,449	16,367,449

*	Non-income producing security.
The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $3,981,603, which is 0.2% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At June 30, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,460,885.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

REIT: Real Estate Investment Trust
S&P: Standard & Poor’s
At June 30, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
E-Mini S&P 500 Index	USD	9/18/2026	47	17,658,459	17,738,388	79,929
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,001,381,187	$—	$—	$2,001,381,187
Government & Agency Obligations	—	1,184,964	—	1,184,964
Short-Term Investments (a)	16,367,449	—	—	16,367,449
Derivatives (b)
Futures Contracts	79,929	—	—	79,929
Total	$2,017,828,565	$1,184,964	$—	$2,019,013,529

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

Statement of Assets and Liabilities
as of June 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $342,866,587) — including $3,981,603 of securities loaned	$2,002,566,151
Investment in DWS Government & Agency Securities Portfolio (cost $617,150)*	617,150
Investment in DWS Central Cash Management Government Fund (cost $15,750,299)	15,750,299
Cash	4,076
Dividends receivable	903,176
Affiliated securities lending income receivable	419
Receivable for variation margin on futures contracts	112,839
Other assets	10,557
Total assets	2,019,964,667
Liabilities
Payable upon return of securities loaned	617,150
Accrued management fee	83,187
Accrued Trustees' fees	576
Other accrued expenses and payables	121,186
Total liabilities	822,099
Net assets, at value	$2,019,142,568
*
Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $3,460,885.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

Statement of Operations
for the six months ended June 30, 2026 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $65,162)	$11,538,330
Interest	9,368
Income distributions — DWS Central Cash Management Government Fund	99,462
Affiliated securities lending income, net	898
Total income	11,648,058
Expenses:
Management fee	481,814
Administration fee	289,088
Custodian fee	9,018
Professional fees	43,123
Reports to shareholders	11,403
Trustees' fees and expenses	33,553
Other	45,697
Total expenses	913,696
Net investment income	10,734,362
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	82,080,618
Futures contracts	1,151,849
83,232,467
Change in net unrealized appreciation (depreciation) on:
Investments	95,093,650
Futures contracts	67,897
95,161,547
Net gain (loss)	178,394,014
Net increase (decrease) in net assets resulting from operations	$189,128,376
The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Equity 500 Index Portfolio

Statements of Changes in Net Assets
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended June 30, 2026	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$10,734,362	$21,710,474
Net realized gain (loss)	83,232,467	117,653,881
Change in net unrealized appreciation (depreciation)	95,161,547	163,097,259
Net increase (decrease) in net assets resulting from operations	189,128,376	302,461,614
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	12,134,407	55,299,620
Value of capital withdrawn	(111,810,527)	(198,801,904)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(99,676,120)	(143,502,284)
Increase (decrease) in net assets	89,452,256	158,959,330
Net assets at beginning of period	1,929,690,312	1,770,730,982
Net assets at end of period	$2,019,142,568	$1,929,690,312

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	39

Financial Highlights
Deutsche DWS Equity 500 Index Portfolio
	Six Months Ended 6/30/26	Years Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,019	1,930	1,771	1,581	1,482	2,008
Ratio of expenses (%)	.09 *	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.11 *	1.19	1.30	1.58	1.53	1.31
Portfolio turnover rate (%)	1 **	2	2	2	2	2
Total investment return (%)[a]	10.16 **	17.68	24.86	26.15	(18.17)	28.53

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
*	Annualized
**	Not annualized
The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Equity 500 Index Portfolio

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a diversified open-end management investment company organized as a New York trust.
The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2026, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 79% and 21%, respectively, of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on

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a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker

42	|	Deutsche DWS Equity 500 Index Portfolio

quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS

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Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$4,078,035	$—	$—	$—	$4,078,035
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$617,150
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$3,460,885
Tax Information. The Portfolio is considered a partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $376,486,251. The net unrealized appreciation for all investments based on tax cost was $1,642,447,349. This consisted of aggregate gross unrealized appreciation for all investments for which

44	|	Deutsche DWS Equity 500 Index Portfolio

there was an excess of value over tax cost of $1,680,997,318 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $38,549,969.
The Portfolio files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2026, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Deutsche DWS Equity 500 Index Portfolio	|	45

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2026, is included in a table following the Portfolio’s Investment Portfolio. For the six months ended June 30, 2026, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,643,000 to $17,738,000.
The following table summarizes the value of the Portfolio’s derivative instruments held as of June 30, 2026, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Equity Contracts (a)	$79,929
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,151,849
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$67,897
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts

46	|	Deutsche DWS Equity 500 Index Portfolio

C.
Purchases and Sales of Securities
During the six months ended June 30, 2026, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $24,910,246 and $112,667,995, respectively.
D.
Related Parties
DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), serves as the investment manager to the Portfolio.
Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI” ) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.
The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee” ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2026, the Administration Fee was $289,088, of which $49,912 is unpaid.
Other Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2026, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $458, of which $335 is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Portfolio indirectly bears its proportionate share of the expenses of its investment

Deutsche DWS Equity 500 Index Portfolio	|	47

in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2026.

48	|	Deutsche DWS Equity 500 Index Portfolio

Advisory Agreement Board Considerations and Fee Evaluation
DWS S&P 500 Index Fund (the “Fund” ), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the sub-advisory agreement (the “Sub-Advisory Agreement” ) between DIMA and Northern Trust Investments, Inc. (“NTI” ), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements” ) in September 2025. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship

DWS S&P 500 Index Fund	|	49

with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance

50	|	DWS S&P 500 Index Fund

(Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable).With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.097% fees paid to DIMA under the respective administrative services agreements, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees), which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature,quality and extent of services provided by DIMA and NTI.

DWS S&P 500 Index Fund	|	51

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and

52	|	DWS S&P 500 Index Fund

cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DSPF500IF-BFE2025

DWS S&P 500 Index Fund	|	53

DSPF500IF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Equity 500 Index Portfolio

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/28/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/28/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/28/2026